COMMITMENTS AND CONTINGENCIES - Expense charged to operations under the operating lease agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Rent expense	$ 6,294,000	$ 5,597,000	$ 4,299,000